AMG Managers Skyline Special Equities Fund
Schedule of Portfolio Investments (unaudited)
September 30, 2019

	Shares	Value		Shares	Value
Common Stocks - 97.7%			ManpowerGroup, Inc.	71,100	$5,989,464
Consumer Discretionary - 12.7%			NOW, Inc.*,1	253,200	2,904,204
Aaron's, Inc.	206,200	$13,250,412	Rexnord Corp. *	275,626	7,455,683
Brunswick Corp.	163,800	8,537,256	Ryder System, Inc.	125,500	6,497,135
The Children's Place, Inc. [1]	130,400	10,039,496	Spartan Motors, Inc.	109,050	1,496,166
Dine Brands Global, Inc. [1]	175,600	13,321,016	SPX Corp.*	251,900	10,078,519
LCI Industries	93,650	8,601,753	TriMas Corp. *	338,600	10,378,090
Winnebago Industries, Inc. [1]	164,000	6,289,400	Welbilt, Inc. *,1	574,900	9,692,814
Total Consumer Discretionary		60,039,333	Total Industrials		141,115,458
Financials - 23.5%			Information Technology - 19.7%
Banc of California, Inc.	392,100	5,544,294	Anixter International, Inc. *	139,300	9,628,416
BancorpSouth Bank[1]	329,000	9,741,690	Benchmark Electronics, Inc.	301,689	8,767,082
Essent Group, Ltd.	206,950	9,865,307	KEMET Corp.[1]	303,400	5,515,812
First Busey Corp.	389,543	9,847,647	Knowles Corp.*,1	512,300	10,420,182
First Midwest Bancorp, Inc.	408,204	7,951,814	NCR Corp.*,1	228,000	7,195,680
Hancock Whitney Corp.	185,600	7,107,552	Perficient, Inc. *	234,600	9,050,868
Janus Henderson Group PLC (United Kingdom) [1]	231,188	5,192,483	Plantronics, Inc.[1]	155,900	5,818,188
Kemper Corp.	59,659	4,650,419	Sanmina Corp.*	323,910	10,400,750
National Bank Holdings Corp., Class A	208,400	7,125,196	Silicon Motion Technology Corp., ADR (Taiwan) [1]	171,100	6,048,385
Reinsurance Group of America, Inc.	66,047	10,559,594	TTM Technologies, Inc. *,1	260,300	3,174,359
Sterling Bancorp	482,720	9,683,363	Virtusa Corp. *	164,000	5,907,280
UMB Financial Corp.	112,700	7,278,166	WNS Holdings, Ltd., ADR (India) *	81,898	4,811,507
Umpqua Holdings Corp.	422,314	6,951,288	Zebra Technologies Corp., Class A*	31,400	6,480,018
WSFS Financial Corp.	221,900	9,785,790	Total Information Technology		93,218,527
Total Financials		111,284,603	Materials - 7.6%
Health Care - 4.4%			Compass Minerals International, Inc.[1]	135,900	7,676,991
Acadia Healthcare Co., Inc. *,1	204,500	6,355,860	Ferro Corp. *	589,100	6,986,726
AMN Healthcare Services, Inc. *	128,700	7,407,972	Minerals Technologies, Inc.	141,100	7,490,999
Prestige Consumer Healthcare, Inc. *,1	213,500	7,406,315	Neenah, Inc.	108,100	7,039,472
Total Health Care		21,170,147	Orion Engineered Carbons, S. A. (Luxembourg)	407,200	6,804,312
Industrials - 29.8%			Total Materials		35,998,500
American Woodmark Corp.*	90,000	8,001,900	Total Common Stocks
Beacon Roofing Supply, Inc.*,1	233,700	7,835,961	(Cost $364,952,353)		462,826,568
BMC Stock Holdings, Inc. *	479,020	12,540,744		Principal
				Amount
Columbus McKinnon Corp.	214,050	7,797,841
			Short-Term Investments - 4.5%
Deluxe Corp.	116,200	5,712,392
			Joint Repurchase Agreements - 2.0%[2]
EnPro Industries, Inc.	80,100	5,498,865
			Bank of Nova Scotia, dated 09/30/19, due
Gibraltar Industries, Inc. *	216,000	9,923,040
			10/01/19, 2.370% total to be received $2,273,818
Granite Construction, Inc. [1]	207,700	6,673,401	(collateralized by various U.S. Government
Hillenbrand, Inc.	90,900	2,806,992	Agency Obligations, 2.500% - 5.000%,
			09/01/24 - 08/01/49, totaling $2,319,294)	$2,273,668	2,273,668
JELD-WEN Holding, Inc. *	364,900	7,038,921
Knoll, Inc.	340,200	8,624,070
Korn Ferry	107,900	4,169,256

AMG Managers Skyline Special Equities Fund
Schedule of Portfolio Investments (continued)

	Principal
	Amount	Value		Shares		Value

Joint Repurchase Agreements - 2.0%[2]			Other Investment Companies - 2.5%
(continued)			Dreyfus Government Cash Management Fund,
Cantor Fitzgerald Securities, Inc. , dated 09/30/19,			Institutional Shares, 1.85%[3]		3,816,016	$3,816,016
due 10/01/19, 2.400% total to be received			Dreyfus Institutional Preferred Government
$2,273,820 (collateralized by various			Money Market Fund, Institutional Shares,
U. S. Government Agency Obligations and			1.90% [3]		3,816,017	3,816,017
U. S. Treasuries, 0.000% - 9.000%, 10/25/19 -
07/15/61, totaling $2,319,142)	$2,273,668	$2,273,668	JPMorgan U.S. Government Money Market Fund,
			IM Shares, 1.87%[3]		3,931,654	3,931,654
Citadel Securities LLC, dated 09/30/19, due
10/01/19, 2.390% total to be received			Total Other Investment Companies			11,563,687
$2,273,819 (collateralized by various			Total Short-Term Investments
U. S. Treasuries, 0.000% - 8.500%, 10/15/19 -			(Cost $21,135,537)			21,135,537
09/09/49, totaling $2,319,295)	2,273,668	2,273,668	Total Investments - 102.2%
National Bank Financial, dated 09/30/19, due			(Cost $386,087,890)			483,962,105
10/01/19, 1.910% total to be received $477,203			Other Assets, less Liabilities - (2.2)%			(10,486,541)
(collateralized by various U. S. Treasuries,
0.000% - 5.250%, 10/01/19 - 02/15/40, totaling			Net Assets - 100.0%			$473,475,564
$486,722)	477,178	477,178
RBC Dominion Securities, Inc. , dated 09/30/19,
due 10/01/19, 2.370% total to be received
$2,273,818 (collateralized by various
U. S. Government Agency Obligations and
U. S. Treasuries, 0.000% - 6.500%, 10/15/19 -
09/01/49, totaling $2,319,141)	2,273,668	2,273,668
Total Joint Repurchase Agreements		9,571,850

* Non-income producing security.			[3] Yield shown represents the September 30, 2019, seven day average yield, which refers
[1] Some of these securities, amounting to $74,450,464 or 15.7% of net assets, were out on			to the sum of the previous seven days' dividends paid, expressed as an annual
loan to various borrowers and are collateralized by cash and various U. S. Treasury			percentage.
Obligations. See below for more information.			ADR American Depositary Receipt
[2] Cash collateral received for securities lending activity was invested in these joint repurchase agreements.

The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of September 30, 2019:

			Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks †			$462,826,568	—	—	$462,826,568
Short-Term Investments
Joint Repurchase Agreements			—	$9,571,850	—	9,571,850
Other Investment Companies			11,563,687	—	—	11,563,687

Total Investments in Securities			$474,390,255	$9,571,850	—	$483,962,105

† All common stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund's Schedule of Portfolio
Investments.

For the period ended September 30, 2019, there were no transfers in or out of Level 3.

AMG Managers Skyline Special Equities Fund
Schedule of Portfolio Investments (continued)

The Fund participates in the securities lending program offered by The Bank of New York Mellon providing for the lending of securities to qualified brokers. The value of securities loaned on positions held, cash and securities collateral received at September 30, 2019, were as follows:
	Cash	Securities	Total
Securities	Collateral	Collateral	Collateral
Loaned	Received	Received	Received
$74,450,464	$9,571,850	$65,491,994	$75,063,844

The following table summarizes the securities received as collateral for securities lending at September 30, 2019:
Collateral		Coupon	Maturity
Type		Range	Date Range
U. S. Treasury Obligations		0.000%-8.750%	10/10/19-02/15/49

For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.

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